SUPPLEMENT DATED JUNE 23, 2014
to

PROSPECTUSES DATED MAY 1, 2014
FOR SUN LIFE FINANCIAL MASTERS CHOICE, SUN LIFE FINANCIAL MASTERS EXTRA,
SUN LIFE FINANCIAL MASTERS FLEX, SUN LIFE FINANCIAL MASTERS CHOICE II,
AND SUN LIFE FINANCIAL MASTERS FLEX II

PROSPECTUSES DATED APRIL 29, 2011
FOR SUN LIFE FINANCIAL MASTERS ACCESS AND
SUN LIFE FINANCIAL MASTERS EXTRA II

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Pursuant to the approval by the Board of Trustees of the Huntington Funds and the shareholders of the Huntington VA Income Equity Fund and Huntington VA Mid Corp America Fund, the Huntington VA Income Equity Fund was reorganized into the Huntington VA Dividend Capture Fund and the Huntington VA Mid Corp America Fund was reorganized into the Huntington VA Situs Fund, effective at close of business on June 20, 2014.

Huntington VA Income Equity Fund and Huntington VA Mid Corp America Fund are no longer available for investment and all references to the Funds are hereby deleted from the prospectus.

Masters (US) 6/2014